Subsequent Events - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	6 Months Ended		12 Months Ended	1 Months Ended				1 Months Ended
	Jun. 30, 2013	Nov. 01, 2012 Exmar LPG BVBA [Member] Carriers	Dec. 31, 2012 Daewoo Shipbuilding [Member] m3 Carriers	Aug. 31, 2013 Subsequent Event [Member] m3 Buildings	Jul. 31, 2013 Subsequent Event [Member] Buildings	Jul. 31, 2013 Subsequent Event [Member] Exmar LPG BVBA [Member] Buildings	Jul. 30, 2013 Subsequent Event [Member] Exmar LPG BVBA [Member] Carriers	Jul. 31, 2013 Subsequent Event [Member] Daewoo Shipbuilding [Member] LNG carriers [Member] Buildings
Subsequent Event [Line Items]
Construction expenses of LNG building			$ 412					$ 415
Number of new buildings		8	2		2	2	2	2
Expected delivery date of New buildings				Late-2013 or early-2014		2017		2016
Option obtained, maximum number of additional new buildings to order								5
Common stock issued under private placement					931,098
General Partner's proportionate contribution	2.00%				2.00%
General Partner's capital contribution					40.8
Area of building to be acquired			173,400	155,900
Expected delivery date				September 2013
Purchase price of vessels				205
Upfront payment				$ 50